Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event [Text Block]	Subsequent EventsThe Plan Administrator has evaluated subsequent events that have occurred after December 31, 2025 through the date of issuance of the financial statements. Effective January 1, 2026, the Plan was amended to revise employer matching contribution percentages based on years of service, increasing the match to 75% for employees with less than four years of service, maintaining a 100% match for those with four to less than ten years, and adjusting the match to 125% for employees with ten years or more of service. The amendment also limits annual employer matching contributions at $20,000, maintains the eligible compensation limit at $350,000, and introduces a compensation threshold disqualifying employees earning $500,000 or more from receiving employer matching contributions in the following plan year. In addition, effective, January 1, 2026, catch-up contributions for employees who earned more than $150,000 in FICA wages in the prior year may only be made on a Roth basis.